Stockholders Equity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 02, 2021	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, per share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, share authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares issued
Shares of common stock			50,000	50,000
Investors offering percentage		115000.00%	3.00%
Aggregate commission (in Dollars)		$ 4,000,000		$ 725,900
Aggregate gross proceeds (in Dollars)		230,000
Net of offering placement agent fees and expenses (in Dollars)		23,070	$ 23,070
Additional paid offering costs (in Dollars)		$ 45,000	$ 45,000
Issued and vested shares, description		the Company issued 1,623,920 shares of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO, Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares vested on October 27th, 2020, and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years.	the Company issued 1,623,920 shares of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO, Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares vested on October 27, 2020 and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years.
Vested shares		947,287	866,090
Unvested shares		676,633	757,830
Registration rights agreement description		The maximum amount of liquidated damages that may be paid by the Company shall be an amount equal to eight percent (8%) of the shares covered by the registration rights agreement. This filing covered 11,010,002 shares. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.	The maximum amount of liquidated damages that may be paid by the Company shall be an amount equal to eight percent (8%) of the shares covered by the registration rights agreement. This filing covered 11,010,002 shares. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.
Cash placement fee percentage			10.00%
Gross proceeds raised (in Dollars)			$ 800,000
Number of shares of common stock percentage			10.00%
Common stock sold (in Dollars)			$ 800,000
Warrants term			5 years
Exercise price per share (in Dollars per share)			$ 2
Purchase to shares of common stock				348,500
Legal fees totaling (in Dollars)			$ 233,605
Repaid amount (in Dollars)			50,000
Offering [Member]
Stockholders Equity (Details) [Line Items]
Aggregate gross proceeds (in Dollars)			$ 8,000,000
Common Stock Offering [Member]
Stockholders Equity (Details) [Line Items]
Shares of common stock		402,500	4,000,000
Common Stock Offering [Member] | Maximum [Member]
Stockholders Equity (Details) [Line Items]
Additional shares	402,500
Common Stock Offering [Member] | Minimum [Member]
Stockholders Equity (Details) [Line Items]
Additional shares	115,000
Private Placement Offering [Member]
Stockholders Equity (Details) [Line Items]
Common stock offering price		3,482,500	3,482,500
Purchase price, per share (in Dollars per share)		$ 2	$ 2